Convertible redeemable preferred shares - rights, preferences and privileges (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																			12 Months Ended
	Jun. 21, 2021 USD ($) $ / shares shares	May 31, 2021 shares	Apr. 14, 2021 USD ($) $ / shares shares	Feb. 09, 2021 CNY (¥) shares	Feb. 09, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 30, 2019 CNY (¥) shares	Dec. 30, 2019 USD ($) $ / shares shares	May 30, 2019 USD ($) $ / shares shares	Aug. 29, 2018 CNY (¥) shares	Aug. 29, 2018 USD ($) $ / shares shares	Jan. 05, 2018 USD ($) $ / shares shares	Jun. 15, 2017 USD ($) $ / shares shares	Apr. 19, 2016 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Sep. 11, 2015 USD ($) $ / shares shares	May 22, 2015 USD ($) $ / shares shares	Nov. 17, 2014 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 shares	Feb. 09, 2021 $ / shares	Jul. 24, 2020 CNY (¥)
Convertible redeemable preferred shares
Legally Issued Shares | shares																				17,184,963	30,315,739
Fair values of option																							¥ 15,436
Series A1 Convertible Preferred Stock
Convertible redeemable preferred shares
Legally Issued Shares | shares																		18,888,880
Issue Price per Share | $ / shares																		$ 0.1250
Consideration | $																		$ 2,361
Balance of outstanding shares						¥ 90,933														¥ 90,933
Series A2 Convertible Preferred Stock
Convertible redeemable preferred shares
Legally Issued Shares | shares																	11,111,120
Issue Price per Share | $ / shares																	$ 0.2970
Consideration | $																	$ 3,300
Balance of outstanding shares						64,046														64,046
Series A3 Convertible Preferred Stock
Convertible redeemable preferred shares
Legally Issued Shares | shares																22,214,240
Issue Price per Share | $ / shares																$ 0.4502
Consideration | $																$ 10,001
Balance of outstanding shares						100,901														100,901
Series B1 Convertible Preferred Stock
Convertible redeemable preferred shares
Legally Issued Shares | shares															15,719,200
Issue Price per Share | $ / shares															$ 0.4988
Consideration | $															$ 7,841
Balance of outstanding shares						108,154														108,154
Series B2 Convertible Preferred Stock
Convertible redeemable preferred shares
Legally Issued Shares | shares														39,113,280
Issue Price per Share | $ / shares														$ 0.5905
Consideration | $														$ 23,096
Balance of outstanding shares						215,137														215,137
Series C Convertible Preferred Stock
Convertible redeemable preferred shares
Legally Issued Shares | shares													138,743,200
Issue Price per Share | $ / shares													$ 1.4013
Consideration | $													$ 194,421
Balance of outstanding shares						1,679,377														1,679,377
Series D1 Preferred Shares
Convertible redeemable preferred shares
Legally Issued Shares | shares												23,770,041									2,971,255
Issue Price per Share | $ / shares												$ 2.6900
Consideration | $												$ 63,941
Balance of outstanding shares						504,843														504,843
Series E Preferred Shares
Convertible redeemable preferred shares
Legally Issued Shares | shares										99,860,054	99,860,054								2,100,693		9,336,414
Issue Price per Share | $ / shares											$ 4.2843
Consideration | $											$ 427,830
Balance of outstanding shares						3,367,250														3,367,250
Series E Preferred Shares | Tencent Holdings Limited
Convertible redeemable preferred shares
Legally Issued Shares | shares										10,503,466	10,503,466
Consideration										¥ 204,200
Non-cash consideration from issuance of convertible preferred stock										¥ 102,100
Series E1 Preferred Shares
Convertible redeemable preferred shares
Legally Issued Shares | shares									25,195,606												25,195,606
Issue Price per Share | $ / shares									$ 4.2843
Consideration | $									$ 107,946
Balance of outstanding shares						820,552														¥ 820,552
Series F Preferred Shares
Convertible redeemable preferred shares
Legally Issued Shares | shares	9,839,072	6,818,048	6,818,048	54,994,026	54,994,026		36,101,011	36,101,011												17,184,963	5,120,133
Issue Price per Share | $ / shares	$ 5.2733		$ 5.2733					$ 5.2733														$ 5.2733
Consideration | $	$ 51,885		$ 35,954		$ 290,000			$ 190,371
Balance of outstanding shares	$ 0					¥ 1,397,468														¥ 1,397,468
Series F Preferred Shares | Series F additional option
Convertible redeemable preferred shares
Additional subscription amount granted				¥ 1,000,000
Period eligible for additional subscription				6 months	6 months
Series F Preferred Shares | Tencent Holdings Limited
Convertible redeemable preferred shares
Legally Issued Shares | shares							3,792,691	3,792,691
Non-cash consideration from issuance of convertible preferred stock							¥ 83,800
Additional subscription amount granted							¥ 55,800
Series F Preferred Shares | Third-party investor
Convertible redeemable preferred shares
Legally Issued Shares | shares						9,481,729
Fair values of option				¥ 102,400